Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	$ 19,400	$ 0	$ 20,291	$ 0
Other revenues from collaboration agreements		29,971	28,532	6,055
Collaboration agreements		29,971	48,823	6,055
Licenses		250	2,123	1,762
Products & services		27,072	23,003	7,373
Total revenues		$ 57,293	$ 73,949	$ 15,190